100 Summer Street Mailstop: SUM0703 Boston, MA 02111

August 1, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Office of Filings, Information & Consumer Service

Re:	RidgeWorth Funds (the “Registrant”)

(File Nos. 033-45671 and 811-06557)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information of the Registrant, each dated August 1, 2016, do not differ from those contained in Post-Effective Amendment No. 108 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A (Amendment No. 110 under the Investment Company Act of 1940, as amended). The Amendment was filed electronically on July 28, 2016 (Accession # 0001193125-16-662668).

Please call me at (617) 662-7193 if you have any questions with respect to this certification.

Sincerely,

/s/ Karen Jacoppo-Wood

Karen Jacoppo-Wood

Vice President and Managing Counsel

cc:	Julia Short, President